Intangible Assets - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	¥ 954,144
Amortization	1,012	$ 156	¥ 1,012
Intangible assets and goodwill ending balance	1,483,968	229,315	954,144
Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	9,110
Intangible assets and goodwill ending balance	8,098	1,251	9,110
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	562,587
Intangible assets and goodwill ending balance	1,093,423	168,965	562,587
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	212,636
Intangible assets and goodwill ending balance	212,636	32,858	212,636
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	169,811
Intangible assets and goodwill ending balance	169,811	$ 26,241	169,811
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	1,087,531		551,012
Addition	530,836		536,519
Intangible assets and goodwill ending balance	1,618,367		1,087,531
Cost [member] | Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	136,822		136,822
Intangible assets and goodwill ending balance	136,822		136,822
Cost [member] | Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	562,587		195,879
Addition	530,836		366,708
Intangible assets and goodwill ending balance	1,093,423		562,587
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	218,311		218,311
Intangible assets and goodwill ending balance	218,311		218,311
Cost [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	169,811
Addition			169,811
Intangible assets and goodwill ending balance	169,811		169,811
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(133,387)		(132,375)
Amortization	1,012		1,012
Intangible assets and goodwill ending balance	(134,399)		(133,387)
Accumulated depreciation, amortisation and impairment [member] | Technology Know-how [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(127,712)		(126,700)
Amortization	1,012		1,012
Intangible assets and goodwill ending balance	(128,724)		(127,712)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill beginning balance	(5,675)		(5,675)
Intangible assets and goodwill ending balance	¥ (5,675)		¥ (5,675)